Warrant Liabilities - Schedule of Warrants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Warrant Liability [Roll Forward]
Beginning balance	$ 8,335
Change in fair value of financial instruments	(5,540)
Ending balance	2,795
Liberty Warrants and Liberty Advisory Fee Warrant
Warrant Liability [Roll Forward]
Beginning balance	6,191
Change in fair value of financial instruments	(4,174)
Ending balance	2,017
PIPE Warrant
Warrant Liability [Roll Forward]
Beginning balance	311
Change in fair value of financial instruments	(214)
Ending balance	97
$8.63 Warrants
Warrant Liability [Roll Forward]
Beginning balance	1,833
Change in fair value of financial instruments	(1,152)
Ending balance	$ 681